Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 2,888	$ 34,825
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,764	1,591
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	16,101
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	3,663
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 124	$ 13,470